Advances From FHLB and Other Borrowings - Additional Information (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 20, 2010	Sep. 14, 2009
Debt Instrument [Line Items]
Advances from FHLB	$ 64,000,000	$ 28,000,000	$ 22,000,000
Irrevocable letters of credit		0	0	$ 4,474,000	$ 600,000
Other borrowings	$ 4,383,000	23,857,000	14,169,000
Collateralized Loan Obligations
Debt Instrument [Line Items]
Other borrowings		8,857,000	14,169,000
Federal Reserve Bank Of Chicago
Debt Instrument [Line Items]
Available line-of-credit		50,000,000	50,000,000
Other borrowings		$ 15,000,000	0
Federal Discount Window interest rate		0.75%
Federal Reserve Bank Of Chicago | Securities Pledged as Collateral
Debt Instrument [Line Items]
Available line-of-credit		$ 17,837,000	$ 18,277,000